Earnings per share (Details 2) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Diluted
Profit / (loss) for the year attributable to equity holders of the parent	$ 393,510	$ 260,661	$ (54,230)
Weighted average number of common shares outstanding	779	817	742
Diluted earnings per share	$ 505.15	$ 319.05	$ (73.09)